Loans And Leases (Recorded Investment In Loans By Portfolio Segment) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Notes And Loans Receivable [Line Items]
Subtotal		$ 670,441	$ 557,695
Less: ALLL		(7,138)	(7,012)	$ (6,970)
Loans and Leases, net		663,303	550,683
Commercial Real Estate [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal	[1]	170,646	126,887
Less: ALLL		(2,054)	(1,819)	(1,984)
Single-Family Residential [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		120,256	118,386
Less: ALLL		(948)	(1,061)	(912)
Multi-Family Residential [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		39,229	47,651
Less: ALLL		(447)	(612)	(660)
Real Estate Commercial [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		247,543	173,435
Less: ALLL		(2,604)	(2,274)	(2,143)
Construction [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		67,652	61,792
Less: ALLL		(759)	(739)	(672)
Home Equity Lines Of Credit [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		20,941	23,961
Less: ALLL		(265)	(410)	(597)
Other Consumer [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		4,174	5,583
Less: ALLL		(61)	(97)	$ (2)
Commercial Leases [Member]
Accounts Notes And Loans Receivable [Line Items]
Subtotal		$ 4,779	$ 5,403

[1]	Includes $4,779 and $5,403 of commercial leases at December 31, 2019 and December 31, 2018, respectively.